Property and Equipment (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Related Party Transactions [Abstract]
Furniture and fixtures	$ 48,585	$ 48,585		$ 22,716
Leasehold improvements	5,487	5,487		5,487
Vehicles	38,831	38,831
Total cost	92,903	92,903		28,203
Less accumulated depreciation and amortization	(16,076)	(11,697)		(5,808)
Property and equipment net	$ 76,827	$ 81,206	[1]	$ 22,395

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements